RiverNorth Enhanced Pre-Merger SPAC ETF
Schedule of Investments
March 31, 2025 (Unaudited)

SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 92.4%	Shares	Value
A SPAC III Acquisition Corp. (a)	5,000	$51,050
AA Mission Acquisition Corp. - Class A (a)	5,000	52,150
Aldel Financial II, Inc. (a)	10,000	102,500
Archimedes Tech SPAC Partners II Co. (a)	2,250	22,702
Ares Acquisition Corp. II (a)	18,471	205,952
Artius II Acquisition, Inc. (a)	2,500	25,275
Black Hawk Acquisition Corp. - Class A (a)	19,755	208,218
Bleichroeder Acquisition Corp. I (a)	5,000	50,150
Cantor Equity Partners I, Inc. - Class A (a)	3,125	32,016
Cantor Equity Partners, Inc. (a)	2,500	26,850
Centurion Acquisition Corp. (a)	9,888	101,846
Charlton Aria Acquisition Corp. - Class A (a)	5,000	50,450
Chenghe Acquisition II Co. (a)	8,036	82,409
CO2 Energy Transition Corp. (a)	8,570	87,414
Colombier Acquisition Corp. II - Class A (a)	12,813	136,458
Columbus Acquisition Corp. (a)	2,500	25,375
Drugs Made In America Acquisition Corp. (a)	2,500	25,300
DT Cloud Star Acquisition Corp. (a)	5,000	51,250
Dynamix Corp. (a)	10,000	99,500
EQV Ventures Acquisition Corp. - Class A (a)	9,999	101,190
Eureka Acquisition Corp. (a)	2,254	23,239
Fact II Acquisition Corp. (a)	10,000	101,150
Fifth Era Acquisition Corp. I (a)	2,500	25,175
Flag Ship Acquisition Corp. (a)	8,679	89,828
Four Leaf Acquisition Corp. - Class A (a)	19,934	225,653
Gesher Acquisition Corp. II (a)	2,500	25,075
GP-Act III Acquisition Corp. - Class A (a)	17,748	183,337
Graf Global Corp. - Class A (a)	20,000	204,800
GSR III Acquisition Corp. (a)	5,000	51,350
HCM II Acquisition Corp. - Class A (a)	5,000	52,875
Hennessy Capital Investment Corp. VII (a)	10,000	100,700
HORIZON SPACE ACQUISITION II Corp. (a)	2,600	26,468
IB Acquisition Corp. (a)	4,998	51,479
Iron Horse Acquisitions Corp. (a)	12,150	127,454
Jackson Acquisition Co. II (a)	5,000	51,450
JVSPAC Acquisition Corp. - Class A (a)	14,218	151,848
K&F Growth Acquisition Corp. II (a)	5,000	50,325
Launch One Acquisition Corp. (a)	5,000	51,050
Launch Two Acquisition Corp. - Class A (a)	10,000	101,200
Legato Merger Corp. III (a)	20,052	210,345
Lionheart Holdings - Class A (a)	8,336	85,527
Live Oak Acquisition Corp. V (a)	2,500	25,200
M3-Brigade Acquisition V Corp. - Class A (a)	10,000	102,700
Maywood Acquisition Corp. (a)	2,084	21,257
Melar Acquisition Corp. I - Class A (a)	8,794	89,963
Newbury Street II Acquisition Corp. (a)	5,000	50,550
NewHold Investment Corp. III (a)	2,500	25,225
Plum Acquisition Corp. IV (a)	8,750	88,375
Quartzsea Acquisition Corp. (a)	2,500	25,250
RF Acquisition Corp. II (a)	8,065	83,876
Rising Dragon Acquisition Corp. (a)	10,000	101,900
Rithm Acquisition Corp. (a)	1,250	12,625
SIM Acquisition Corp. I - Class A (a)	5,000	51,250
Spark I Acquisition Corp. (a)	19,934	215,487
Stellar V Capital Corp. (a)	2,500	25,337
Trailblazer Merger Corp. I (a)	19,088	214,931
UY Scuti Acquisition Corp. (a)	3,125	31,437
Willow Lane Acquisition Corp. (a)	5,000	50,600
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $4,524,848)		4,744,346

RIGHTS - 1.1%	Shares	Value
Holding Companies-Diversified - 1.1%
Ai Transportation Acquisition Corp., Expires 09/01/2028, Exercise Price $10.00 (a)	19,934	3,279
Aimei Health Technology Co. Ltd., Expires 11/17/2028, Exercise Price $10.00 (a)	14,391	4,461
Bayview Acquisition Corp., Expires 06/15/2025, Exercise Price $10.00 (a)	7,251	1,360
Black Hawk Acquisition Corp., Expires 06/20/2025, Exercise Price $10.00 (a)	3,951	5,927
Bleichroeder Acquisition Corp. I, Expires 11/04/2026, Exercise Price $10.00 (a)	5,000	1,050
Bukit Jalil Global Acquisition 1 Ltd., Expires 06/30/2025, Exercise Price $10.00 (a)	19,934	5,181
Charlton Aria Acquisition Corp., Expires 12/31/2026, Exercise Price $10.00 (a)	5,000	1,000
Distoken Acquisition Corp., Expires 11/30/2027, Exercise Price $10.00 (a)	8,873	1,553
DT Cloud Star Acquisition Corp., Expires 07/09/2029, Exercise Price $10.00 (a)	5,000	825
ESH Acquisition Corp., Expires 11/30/2025, Exercise Price $10.00 (a)	19,934	2,297
Eureka Acquisition Corp., Expires 01/03/2026, Exercise Price $10.00 (a)	2,254	588
Flag Ship Acquisition Corp., Expires 03/31/2026, Exercise Price $0.11 (a)	8,679	1,389
Global Lights Acquisition Corp., Expires 11/14/2025, Exercise Price $10.00 (a)	20,802	4,581
Horizon Space Acquisition I Corp., Expires 06/30/2025, Exercise Price $10.00 (a)	3,101	456
IB Acquisition Corp., Expires 09/28/2025, Exercise Price $10.00 (a)	4,998	300
Iron Horse Acquisitions Corp., Expires 06/27/2025, Exercise Price $1.00 (a)	12,150	4,556
JVSPAC Acquisition Corp., Expires 11/26/2026, Exercise Price $10.00 (a)	14,218	4,077
Oak Woods Acquisition Corp., Expires 03/23/2028, Exercise Price $10.00 (a)	19,934	4,985
Quetta Acquisition Corp., Expires 12/02/2025, Exercise Price $1.00 (a)	1,994	3,210
RF Acquisition Corp. II, Expires 05/01/2026, Exercise Price $0.00 (a)	8,065	645
Rising Dragon Acquisition Corp., Expires 11/15/2028, Exercise Price $10.00 (a)	10,000	1,800
Trailblazer Merger Corp. I, Expires 04/21/2028, Exercise Price $10.00 (a)	19,088	4,486
Total Holding Companies-Diversified		58,006
TOTAL RIGHTS (Cost $41,642)		58,006

WARRANTS - 0.7%	Contracts	Value
Food - 0.0%(b)
Above Food Ingredients, Inc., Expires 06/28/2029, Exercise Price $11.50 (a)	2,010	44

Holding Companies-Diversified - 0.0%(b)
Horizon Space Acquisition I Corp., Expires 12/27/2029, Exercise Price $11.50 (a)	3,101	64
Launch Two Acquisition Corp., Expires 11/26/2029, Exercise Price $11.50 (a)	5,000	1,125
Lionheart Holdings, Expires 08/09/2029, Exercise Price $11.50 (a)	4,168	501
New Horizon Aircraft Ltd., Expires 02/14/2028, Exercise Price $11.50 (a)	9,525	333
Total Holding Companies-Diversified		2,023

Management of Companies and Enterprises - 0.1%
USA Rare Earth, Inc., Expires 08/31/2029, Exercise Price $11.50 (a)	8,630	5,783

AA Mission Acquisition Corp., Expires 08/01/2030, Exercise Price $11.50 (a)	2,500	166
Alchemy Investments Acquisition Corp. 1, Expires 11/30/2027, Exercise Price $11.50 (a)	2,758	452
Ares Acquisition Corp. II, Expires 06/12/2028, Exercise Price $11.50 (a)	10,085	2,925
Bukit Jalil Global Acquisition 1 Ltd., Expires 12/30/2029, Exercise Price $11.50 (a)	9,967	604
Centurion Acquisition Corp., Expires 08/01/2029, Exercise Price $11.50 (a)	4,944	814
Chenghe Acquisition II Co., Expires 05/30/2031, Exercise Price $11.50 (a)	4,018	192
Colombier Acquisition Corp. II, Expires 11/24/2028, Exercise Price $11.50 (a)	4,271	3,417
Distoken Acquisition Corp., Expires 11/30/2027, Exercise Price $11.50 (a)	8,873	205
Dynamix Corp., Expires 12/06/2029, Exercise Price $11.50 (a)	5,000	1,438
EQV Ventures Acquisition Corp., Expires 07/01/2031, Exercise Price $11.50 (a)	3,333	1,283
Four Leaf Acquisition Corp., Expires 03/15/2028, Exercise Price $11.50 (a)	19,934	861
Goal Acquisitions Corp., Expires 02/11/2026, Exercise Price $11.50 (a)	2,463	25
GP-Act III Acquisition Corp., Expires 05/13/2029, Exercise Price $11.50 (a)	8,874	1,651
Graf Global Corp., Expires 08/07/2029, Exercise Price $11.50 (a)	10,000	1,800
Haymaker Acquisition Corp. 4, Expires 05/31/2028, Exercise Price $11.50 (a)	2,397	502
HCM II Acquisition Corp., Expires 10/10/2029, Exercise Price $11.50 (a)	2,500	1,725
Hennessy Capital Investment Corp. VI, Expires 06/10/2026, Exercise Price $11.50 (a)	3,542	531
Iron Horse Acquisitions Corp., Expires 02/16/2029, Exercise Price $11.50 (a)	12,150	425
Israel Acquisitions Corp., Expires 02/28/2028, Exercise Price $11.50 (a)	4,661	513
Jaws Mustang Acquisition Corp., Expires 01/30/2026, Exercise Price $11.50 (a)	1,780	76
Keen Vision Acquisition Corp., Expires 03/15/2028, Exercise Price $11.50 (a)	10,401	334
Launch One Acquisition Corp., Expires 08/29/2029, Exercise Price $11.50 (a)	2,500	363
Legato Merger Corp. III, Expires 03/28/2029, Exercise Price $11.50 (a)	10,026	2,240
M3-Brigade Acquisition V Corp., Expires 09/23/2030, Exercise Price $11.50 (a)	5,000	1,450
Melar Acquisition Corp. I, Expires 06/01/2031, Exercise Price $11.50 (a)	4,397	1,007
NKGen Biotech, Inc., Expires 05/31/2028, Exercise Price $11.50 (a)	1,520	72
Oak Woods Acquisition Corp., Expires 03/23/2028, Exercise Price $11.50 (a)	19,934	698
SIM Acquisition Corp. I, Expires 08/28/2029, Exercise Price $11.50 (a)	2,500	325
Slam Corp., Expires 02/23/2026, Exercise Price $11.50 (a)	3,115	436
Spark I Acquisition Corp., Expires 10/01/2030, Exercise Price $11.50 (a)	9,967	1,755
TOTAL WARRANTS (Cost $25,473)		36,135

SHORT-TERM INVESTMENTS - 6.5%		Value
Money Market Funds - 6.5%	Shares
First American Treasury Obligations Fund - Class X, 4.25% (c)	333,954	333,954
TOTAL SHORT-TERM INVESTMENTS (Cost $333,954)		333,954

TOTAL INVESTMENTS - 100.7% (Cost $4,925,917)		5,172,441
Liabilities in Excess of Other Assets - (0.7)%		(34,548)
TOTAL NET ASSETS - 100.0%		$5,137,893
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

RiverNorth Enhanced Pre-Merger SPAC ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Special Purpose Acquisition Companies (SPACs)	$4,157,958	$586,388	$–	$4,744,346
Rights	22,403	35,602	–	58,005
Warrants	22,824	13,310	–	36,135
Money Market Funds	333,954	–	–	333,954
Total Investments	$4,537,140	$635,301	$–	$5,172,441

Refer to the Schedule of Investments for further disaggregation of investment categories.